Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity
Schedule of the change in the components of the accumulated other comprehensive (loss) income

			Accumulated
		Unrecognized Net	Other
		Pension and	Comprehensive
	Unrealized Loss	Postretirement	(Loss)
(in thousands)	on Securities (1)	Costs (2)	Income
Balance, December 31, 2012	$3,265	$(1,440)	$1,825
Other comprehensive (loss) income, before reclassifications, net of tax	(4,274)	3,488	(786)
Amounts reclassified from accumulated other comprehensive income, net of tax	(482)	(1,326)	(1,808)
Other comprehensive (loss) income, net of tax	(4,756)	2,162	(2,594)
Balance, December 31, 2013	$(1,491)	$722	$(769)

(1) The pre-tax amounts reclassified from accumulated other comprehensive (loss) income are included in gain on sale of investment securities in the consolidated statements of income.

(2) The pre-tax amounts reclassified from accumulated other comprehensive income are included in the computation of net periodic pension cost. (see Note 11)